DAC AND OTHER DEFERRED ASSETS/LIABILITIES - Reconciliation of DAC (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 6,369	$ 6,113	$ 5,607	$ 4,243	$ 5,840
Term | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	362	385	403
UL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	179	180	177
IUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	185	180	162
GMxB Core | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	1,625	1,653
EI | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	156	156	154
IE | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	148	121	94
SCS | Individual Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	1,279	1,070
GMxB Legacy | Legacy Segment
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	593	631	667
EG | Group Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	710	677	634
Momentum | Group Retirement
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	89	94	101
CB | Corporate and Other
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	127	138
Others | Corporate and Other
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	27	29
VUL | Protection Solutions
Deferred Policy Acquisition Cost [Line Items]
Deferred policy acquisition costs	$ 889	$ 799	$ 714